Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	5 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Temporary Equity, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common shares subject to redemption	14,654,852
Common stock redemption price per share	$ 10.20	10.20	10.20	10.20
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000	1,000,000
Preferred Stock, Shares Issued	0	0	0	0
Preferred stock, shares outstanding	0	0	0	0
Common Class A [Member]
Temporary Equity, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common shares subject to redemption	17,250,000	17,250,000	17,250,000	17,250,000
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Common stock, shares issued	2,595,148		0	2,595,148
Common stock, shares outstanding	2,595,148		0	2,595,148
Common Class B [Member]
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	10,000,000	10,000,000	10,000,000	10,000,000
Common stock, shares issued	4,312,500	4,312,500	4,312,500	4,312,500
Common stock, shares outstanding	4,312,500	4,312,500	4,312,500	4,312,500